SEMIANNUAL REPORT  MARCH 31, 2000

Prudential
Small Company Value Fund, Inc.

Fund Type Stock
Objective Capital growth

(GRAPHIC)

This report is not authorized for
distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Investment Goals and Style
Prudential Small Company Value Fund invests in stocks of small companies mostly located in the United States. We consider companies to be small if their total market value is less than the largest total market value of any company in Standard &
Poor's SmallCap 600 Index. The gap between the return on small companies and that on large companies can be substantial in either direction in any year. That is why investors are often advised to own both for diversification.
We focus on stocks that we believe have above-average prospects for earnings growth, but that also can be purchased at below-average multiples of their earnings or at discounts to their intrinsic values. This approach is often referred to as GARP, or "growth at a reasonable price." There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition
Expressed as a percentage of net assets as of 3/31/00
      27.9%  Consumer Growth
      20.2   Industrial
      19.4   Finance
      16.7   Consumer Cyclicals
      6.8    Energy
      3.2    Technology
      1.7    Utilities
      4.1    Cash & Equivalents

Ten Largest Holdings
Expressed as a percentage of
net assets as of 3/31/00

   3.3%   Financial Security Assurance
          Holdings, Ltd.
          Insurance
   2.1   SUPERVALU, Inc.
         Food Distribution
   2.0   Universal Health Services, Inc.
         Hospital Management
   1.8   Reinsurance Group of America, Inc.
         Insurance
   1.8   Stein Mart, Inc.
         Retail
   1.8   Arch Chemicals Inc.
         Chemicals
   1.7   Astoria Financial Corp.
         Savings & Loan
   1.7   Pioneer-Standard Electronics, Inc.
         Electronics
   1.7   Everest Re Group, Ltd.
         Insurance
   1.6   Amerus Life Holdings, Inc.
         Insurance
www.prudential.com         (800) 225-1852

Performance at a Glance
Cumulative Total Returns1              As of 3/31/00
                     Six     One    Five      Ten      Since
                    Months   Year   Years    Years   Inception2

Class A              5.90%   9.47%  69.25%   221.82%   227.59%
Class B              5.49    8.67   63.22    197.75    664.85
Class C              5.49    8.67   63.22     N/A       76.17
Class Z              6.06    9.77    N/A      N/A       43.85
Lipper Small-Cap
Value Fund Avg.3    12.77   24.01   98.03    236.98      ***
Russell 2000
Value Index4         5.41   13.26   85.57    242.90      ****


Average Annual Total Returns1            As of 3/31/00
             One    Five     Ten      Since
             Year   Years   Years   Inception2
Class A      4.00%   9.96%  11.82%    11.79%
Class B      3.67   10.16   11.53     11.07
Class C      6.58   10.07    N/A      10.32
Class Z      9.77    N/A     N/A       9.32


Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
1 Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
2 Inception dates: Class A, 1/22/90; Class B,
11/13/80; Class C, 8/1/94; and Class Z, 3/1/96.
3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Small-Cap Value Fund category. The Lipper average is unmanaged. Small-
Cap Value funds, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 250% of the dollar-weighted median market capitalization of the S&P(R) SmallCap
600 Index. Small-Cap Value funds seek long-term growth of capital by investing in companies that are considered undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. These funds will normally have a below-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure.
4 The Russell 2000 Value Index is an unmanaged weighted index that comprises securities in the Russell 2000 Index with a less-than-average growth orientation. Investors cannot invest directly in an index.
S&P(R) is a registered trademark of the Standard &
Poor's Corporation.
****Lipper Since Inception returns are 255.18% for
Class A, 793.22% for Class B, 105.82% for Class C, and 61.72% for Class Z, based on all funds in each share class.
****The Russell 2000 Value Index Since Inception returns are 312.60% for Class A, 992.88% for Class
B, 139.28% for Class C, and 75.11% for Class Z.

Prudential Small Company Value Fund, Inc.

Message From the Fund's President    May 16, 2000

Dear Shareholder,
For the six months ended March 31, 2000, Class A shares of Prudential Small Company Value Fund returned 5.90%, 0.60% to those paying the one-time
Class A share maximum sales charge. Although this return exceeded the 5.41% Russell 2000 Value Index, it trailed the 12.77% Lipper Small-Cap Value Fund
Average.
Effective May 30, 2000, the Fund will be renamed
Prudential Small Company Fund, without the modifier
Value, representing a substantial change in how it is invested. Its strategy will be a blend style: It will favor stocks that have above-average growth potential, but that also are selling at either below-average multiples of their earnings or at discounts to their intrinsic value. The Fund will focus more on attractive relative values across a broad slice of the market, and not exclusively on low absolute values. In recent years, the Fund's deep value orientation has resulted in sharp swings in performance and--in a long period of growth-style dominance--underperformance. We expect these changes to bring the Fund's return more in line with those of its peers.
The Fund has been managed in a strict value style;
it owns little in the sectors that dominated market performance over this reporting period. Moreover, swings in market favor produced large differentials in the Fund's return. For example, in February when technology led returns, the Fund's Class A shares declined 1.49%. In March when the market turned toward value, they rose 11.96%, more than twice the Lipper Average, and moved ahead for the first quarter of 2000. As such market swings show, the tendency of different investing styles to move counter to one another can work in favor of either value or growth stocks. A portfolio including some stocks that would be favored by each style is likely to be less volatile than one strongly style-focused.

Sincerely,

John R. Strangfeld, President
Prudential Small Company Value Fund, Inc.

www.prudential.com               (800) 225-1852
Investment Adviser's Report

Dear Shareholder,
Averaged over the entire six-month reporting period ended March 31, 2000, our return was slightly above the Russell 2000 Value Index, but well below the Lipper Average of Small-Cap Value funds. The relative underperformance was due almost entirely to our low technology weighting, and came in the first half of the reporting period. Our return also was hurt by our broadcasting companies, particularly Young Broadcasting and (to a smaller extent) Granite Broadcasting. Both companies were hurt by a shifting of network affiliations in the San Francisco television market. Among our largest holdings, SUPERVALU shares lost ground (see
Comments on Largest Holdings).
Looking hard at technology stocks
For much of 1999 and in February 2000, investors focused almost exclusively on technology stocks, bidding up the prices with little attention to other sectors and with no apparent regard for how much they had to pay for these companies. Many assumed that companies with new technological services and products would be able to price them at very profitable levels, and that earnings would grow rapidly as new services penetrated global markets. In this environment, it was very difficult to find technology firms that were value-priced by the Fund's former strict criteria, yet didn't have problems that warranted a low price.
How did some of our value competitors find technology stocks? It's hard to compare the holdings of different funds because there is no public listing of concurrent holdings. When we look at the most recent publicly available data, gathered by Morningstar, we estimate that our technology weighting and average price/earnings ratio were both well below the average for small-company value funds. Given the very high valuations
(e.g., price/earnings ratios) on technology stocks, we suspect that some managers used a looser definition of what counted as a value stock.
(Because the S&P/Barra style indexes divide the market in half by market capitalization, a borderline stock can be reclassified from growth to value when other firms increase substantially in market capitalization.) Under the Fund's new investment

Prudential Small Company Value Fund, Inc.

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings  As of 3/31/00

3.3%   Financial Security Assurance Holdings,
Ltd./Insurance
Insures the payments on municipal bonds and asset-backed securities. A well-managed company in a stable business, FSA's net income grew 21% in 1999.
Book value (a good valuation measure for insurance companies) rose every year since 1994, aggregating
72% growth. In March, Dexia, Europe's largest municipal lender, agreed to buy FSA for $76 a share.

2.1%   SUPERVALU, Inc./Food Distribution
Food retailer and distributor. We took shares in SUPERVALU for our Richfood Holdings stock upon its acquisition last August. SUPERVALU's earnings were up 16.8% to record levels for the fiscal year 2000.
Although its shares declined through much of our reporting period together with the rest of the supermarket group, they had almost made up all the lost ground by the end of April.

2.0%   Universal Health Services, Inc./Hospital
Management
The No. 3 for-profit hospital operator in the United States. It is a focused company with 18% earnings growth in 1998. The stock has begun to recover from its lows, returning 89% over our reporting period.

1.8%   Reinsurance Group of America, Inc./Insurance
The stock became very inexpensive because
Reinsurance Group's parent company, which owns the majority of its shares, went bankrupt. However, it was bought by MetLife, which is in an excellent position to provide the additional capital it needed to compete.

1.8%   Stein Mart, Inc./Retail
An off-price apparel company operating mostly in the southeastern United States, with 15% sales growth in 1999. It had good first-quarter 2000 sales. Although the stock rose 16% in our reporting period, it still was a good value at 12.6 times estimated 2000 earnings (on March 31).

www.prudential.com                  (800) 225-1852
Investment Adviser's Report

strategy, such companies may be attractive because their growth potential can warrant paying a higher multiple of earnings.
We were not happy with the additional volatility introduced to our returns by our substantial underrepresentation of technology compared with the overall small-cap market. The recent market correction in technology brought the prices of many more firms down to attractive levels. Among our recent purchases (and positive contributors to this period's return) were ESCO Electronics (filtration, communication, and materials handling systems--16.7 times forward earnings); Deltek Systems (enterprise software), and Harris (telecommunications equipment, such as microwave products). (We completed taking our profits on Harris in April.)
The Fund's change in investment strategy will produce a portfolio that is more balanced across economic sectors.
What we owned
At March 31, we had significant overweights compared to our peers (as best we can determine) in energy, healthcare, retail, industrials, and financials. After technology, energy was the best-performing market sector over our reporting period, and we benefited from our focus there. Louis
Dreyfus Natural Gas and Vintage Petroleum were the largest contributors, up about 50% or more over the half-year. At period end, about 6.8% of our net assets were in energy stocks, with an average gain of 25%. The prospect of global energy shortages and rising commodity prices is boosting stock prices in the sector.
Our healthcare stocks--notably hospital managers such as Universal Health Services, Health
Management Associates, and Triad Hospitals--were among the largest contributors to our return, with shares rising as much as 89% in a rebound from earlier weakness.

Prudential Small Company Value Fund, Inc.
Investment Adviser's Report

We also had a focus on selected retailers: clothing stores in the cyclical sector and food retailers and distributors among consumer growth stocks.
Shares of two off-price clothing stores--Ross Stores and Stein Mart--rebounded when holiday sales proved better than expected. Pier 1 Imports returned to its value pricing strategy after a change in management; sales, earnings, and the stock price are all up. Stage Stores, which managed a change of strategy poorly, and the food chain SUPERVALU were among our poorest performers.
Another consumer cyclical company, Cameron Ashley, returned 92% in the half-year. It is a supplier of building materials that is the subject of a bidding war between its management, who wishes to take the firm private in a leveraged buyout, and an outside bidder. Bidding hadn't stopped at period end.
Our industrials performed moderately well, on average. Shorewood Packaging made a substantial contribution to our return when it was bought by International Paper in a deal worth about $850 million. We had a focus on specialty chemicals companies, which benefited from the rapid pace of economic growth. Over this reporting period, we eliminated some weaker holdings--Ethyl and M. A.
Hanna--and added the stronger FMC. Robbins & Myers, a firm that supplies fluid handling equipment to the specialty chemicals industry and pumps to oil fields, also was among our better industrial performers. Both of these business segments are benefiting from strong global growth.
Our largest holding for a long time has been a financial guarantee company: Financial Security
Assurance Holdings (see Comments on Largest
Holdings). It received a takeover offer at a significant market premium and returned 43% over the half-year. We had a smaller position in Everest
Re Group, which also appreciated dramatically.
Amerus Life Holdings was among our poorest performers; it is completing a demutualization
(from a semiprivate status) that will increase the supply of shares on the market and also faces rising interest rates. Nonetheless, we expect the quality of the company to raise demand for its shares to the new level of supply.

www.prudential.com                   (800) 225-1852

Looking Ahead
In March and April, stocks on the NASDAQ market were as turbulent as at any time in their history.
We believe this extraordinary volatility signals a heightened attention to investment value. Among technology stocks, the more speculative issues have lost their luster, while stocks of companies with solid earnings growth are still attracting investors. While we have been searching for sound technology companies whose stocks have become less expensive because of short-term issues, the move to better value has focused renewed attention on our nontechnology stocks. Over these two months, our Class A shares have been among the top 10 in Lipper's SmallCap Value Fund category (350 funds on
March 31). When investors look for strong earnings at a low price, our value holdings are very attractive.

Consequently, many of the portfolio's largest holdings will remain under the new investment style. However, we are selling many of the smaller positions and trimming the exposure to certain sectors that had been overrepresented in order to add sectors that had been underrepresented, notably technology. The sector profile will move much closer to that of the overall market, while growth potential will become a more prominent characteristic.

Prudential Small Company Value Fund Management Team

Prudential Small Company Value Fund, Inc.

Financial
   Statements

       Prudential Small Company Value Fund, Inc.
             Portfolio of Investments as of March 31, 2000 (Unaudited)

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.9%
Common Stocks  95.5%
-------------------------------------------------------------------------------------
Aerospace/Defense  0.6%
     443,600   Doncasters PLC (ADR) (United Kingdom)(a)               $    3,853,775
-------------------------------------------------------------------------------------
Apparel  2.2%
     278,700   Kellwood Co.                                                4,894,669
     221,700   Nautica Enterprises, Inc.(a)                                2,604,975
     762,500   Phillips-Van Heusen Corp.                                   5,861,719
                                                                      --------------
                                                                          13,361,363
-------------------------------------------------------------------------------------
Auto/Equipment Rental  0.4%
     164,200   Rent-A-Center, Inc.(a)                                      2,463,000
-------------------------------------------------------------------------------------
Automotive  2.4%
     113,800   Borg-Warner Automotive, Inc.                                4,480,875
     255,300   Dura Automotive Systems, Inc.(a)                            4,387,969
     147,900   Midas, Inc.                                                 3,549,600
     234,000   Simpson Industries, Inc.                                    2,296,125
                                                                      --------------
                                                                          14,714,569
-------------------------------------------------------------------------------------
Building & Construction  2.2%
     361,300   Crossmann Communities, Inc.(a)                              5,724,347
      62,600   Nortek Inc.(a)                                              1,385,025
     120,100   NVR, Inc.(a)                                                6,485,400
                                                                      --------------
                                                                          13,594,772
-------------------------------------------------------------------------------------
Building & Products  1.5%
     365,100   Cameron Ashley Building Products, Inc.(a)                   6,297,975
     246,200   Hussmann International, Inc.                                3,123,662
                                                                      --------------
                                                                           9,421,637
-------------------------------------------------------------------------------------
Chemicals  2.1%
     292,100   Agrium, Inc. (Canada)                                       2,355,056
     541,800   Arch Chemicals Inc.                                        10,836,000
                                                                      --------------
                                                                          13,191,056

    See Notes to Financial Statements                                      9

       Prudential Small Company Value Fund, Inc.
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Commercial Services  0.9%
     273,800   G & K Services, Inc., Class A                          $    5,351,934
-------------------------------------------------------------------------------------
Computer Software & Services  0.4%
     163,600   Deltek Systems, Inc.(a)                                     2,505,125
-------------------------------------------------------------------------------------
Containers & Packaging  0.6%
     278,300   American National Can Group, Inc.                           3,652,687
-------------------------------------------------------------------------------------
Dental Supplies  0.8%
     163,900   DENTSPLY International Inc.                                 4,650,663
-------------------------------------------------------------------------------------
Diversified Manufacturing  1.2%
     149,800   ESCO Electronics Corp.(a)                                   2,509,150
      82,600   FMC Corp.(a)                                                4,666,900
                                                                      --------------
                                                                           7,176,050
-------------------------------------------------------------------------------------
Electrical Utilities  1.7%
     116,300   Bangor Hydro-Electric Co.                                   2,013,444
     552,500   El Paso Electric Co.(a)                                     5,732,187
     207,804   Sierra Pacific Resources                                    2,597,550
                                                                      --------------
                                                                          10,343,181
-------------------------------------------------------------------------------------
Electrical Equipment  1.5%
     339,500   Belden, Inc.                                                9,336,250
-------------------------------------------------------------------------------------
Electronics  1.7%
     673,700   Pioneer-Standard Electronics, Inc.                         10,610,775
-------------------------------------------------------------------------------------
Entertainment  1.5%
     640,600   Aztar Corp.(a)                                              6,085,700
     163,200   Harrah's Entertainment, Inc.(a)                             3,029,400
                                                                      --------------
                                                                           9,115,100

    10                                     See Notes to Financial Statements

       Prudential Small Company Value Fund, Inc.
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Financial Services  2.7%
     149,300   Deluxe Corp.                                           $    3,956,450
     109,500   Federated Investors, Inc., Class B                          2,990,719
     272,200   Heller Financial, Inc., Class A                             6,294,625
      81,600   Waddell & Reed Financial, Inc., Class B                     3,182,400
                                                                      --------------
                                                                          16,424,194
-------------------------------------------------------------------------------------
Food Distribution  2.5%
     187,300   Fleming Cos., Inc.                                          2,821,206
     669,333   SUPERVALU, Inc.                                            12,675,494
                                                                      --------------
                                                                          15,496,700
-------------------------------------------------------------------------------------
Foods  2.9%
     211,900   Aurora Foods Inc.(a)                                          635,700
     292,000   Del Monte Foods Co.(a)                                      3,120,750
     575,400   International Home Foods Inc.(a)                            9,206,400
     126,900   Suiza Foods Corp.(a)                                        5,107,725
                                                                      --------------
                                                                          18,070,575
-------------------------------------------------------------------------------------
Furniture  1.7%
     354,800   Furniture Brands International, Inc.(a)                     6,674,675
     204,900   Stanley Furniture Company, Inc.(a)                          3,969,937
                                                                      --------------
                                                                          10,644,612
-------------------------------------------------------------------------------------
Health Services  1.1%
     835,500   Foundation Health Systems, Inc.(a)                          6,684,000
-------------------------------------------------------------------------------------
Hospital Management  5.2%
     265,400   Health Management Associates, Inc., Class A(a)              3,781,950
     857,000   Quorum Health Group, Inc.(a)                                8,623,562
     438,500   Triad Hospitals, Inc.(a)                                    7,344,875
     250,000   Universal Health Services, Inc., Class B(a)                12,250,000
                                                                      --------------
                                                                          32,000,387
-------------------------------------------------------------------------------------
Hotel/Motel  1.5%
   1,005,100   Lodgian, Inc.(a)                                            3,769,125
     744,200   Prime Hospitality Corp.(a)                                  5,395,450
                                                                      --------------
                                                                           9,164,575

    See Notes to Financial Statements                                     11

       Prudential Small Company Value Fund, Inc.
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Insurance  13.8%
     552,027   Amerus Life Holdings, Inc.                             $   10,005,489
     653,600   CNA Surety Corp.                                            9,109,550
     551,400   Enhance Financial Services Group, Inc.                      7,788,525
     315,200   Everest Re Group, Ltd.                                     10,283,400
     279,400   Financial Security Assurance Holdings, Ltd.                20,518,438
     207,200   Harleysville Group, Inc.                                    3,004,400
     264,400   Horace Mann Educators Corp.                                 4,874,875
     206,500   Liberty Financial Co., Inc.                                 4,091,281
     478,252   Reinsurance Group of America, Inc.                         11,388,376
     132,600   StanCorp Financial Group, Inc.                              3,629,925
                                                                      --------------
                                                                          84,694,259
-------------------------------------------------------------------------------------
Machinery  2.6%
     228,800   Applied Power Inc., Class A                                 6,520,800
     418,600   Denison International PLC (ADR) (United Kingdom) (a)        5,441,800
     228,700   Gardner Denver Inc.(a)                                      4,302,419
                                                                      --------------
                                                                          16,265,019
-------------------------------------------------------------------------------------
Media  2.6%
     393,000   A. H. Belo Corp., Class A                                   7,024,875
     209,390   Granite Broadcasting Corp.(a)                               1,491,904
     396,500   Sinclair Broadcast Group, Inc., Class A(a)                  3,543,719
     191,000   Young Broadcasting, Inc., Class A(a)                        3,629,000
                                                                      --------------
                                                                          15,689,498
-------------------------------------------------------------------------------------
Miscellaneous Industrial  7.0%
     245,850   Clarcor, Inc.                                               4,363,838
     816,400   Coinmach Laundry Corp.(a)                                   8,112,975
     164,800   Graco, Inc.                                                 4,779,200
     617,100   Griffon Corp.(a)                                            4,821,094
     232,200   Pentair, Inc.                                               8,605,912
     238,800   Regal Beloit Corp.                                          4,179,000
     341,035   Robbins & Myers, Inc.                                       8,056,952
                                                                      --------------
                                                                          42,918,971

    12                                     See Notes to Financial Statements

       Prudential Small Company Value Fund, Inc.
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Office Equipment & Supplies  0.5%
     440,100   Ennis Business Forms, Inc.                             $    3,190,725
-------------------------------------------------------------------------------------
Oil & Gas Exploration/Production  6.8%
     789,400   Bellwether Exploration Co.(a)                               5,476,463
     134,500   Cabot Oil & Gas Corp., Class A                              2,429,406
     533,200   Comstock Resources, Inc.(a)                                 2,932,600
     122,200   Devon Energy Corp.                                          5,934,337
     236,900   Louis Dreyfus Natural Gas Corp.(a)                          8,054,600
     662,485   Santa Fe Snyder Corp.(a)                                    6,376,418
     233,400   St. Mary Land & Exploration Co.                             6,972,825
     191,400   Vintage Petroleum, Inc.(a)                                  3,851,925
                                                                      --------------
                                                                          42,028,574
-------------------------------------------------------------------------------------
Paper & Packaging  1.0%
     459,400   Schweitzer-Mauduit International, Inc.                      5,943,488
-------------------------------------------------------------------------------------
Printing & Publishing  2.1%
     137,900   ADVO, Inc.(a)                                               3,447,500
      97,700   Central Newspapers, Inc., Class A                           3,285,162
     378,900   Mail-Well, Inc.(a)                                          3,291,694
      75,600   Pulitzer Inc.                                               3,090,150
                                                                      --------------
                                                                          13,114,506
-------------------------------------------------------------------------------------
Regional Banks  1.9%
     225,600   Community First Bankshares, Inc.                            3,609,600
     522,200   Peoples Heritage Financial Group                            7,833,000
                                                                      --------------
                                                                          11,442,600
-------------------------------------------------------------------------------------
Restaurants  3.9%
     484,500   Buffets, Inc.(a)                                            4,375,641
     371,900   CBRL Group, Inc.                                            3,719,000
     172,500   Ruby Tuesday, Inc.                                          3,018,750
     780,200   Ryan's Family Steak Houses, Inc.(a)                         7,460,662
     263,489   VICORP Restaurants, Inc.(a)                                 5,500,333
                                                                      --------------
                                                                          24,074,386

    See Notes to Financial Statements                                     13

       Prudential Small Company Value Fund, Inc.
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Retail  7.3%
     461,800   Bon-Ton Stores, Inc.(a)                                $    1,399,831
     357,700   Casey's General Stores, Inc.                                3,889,988
     171,700   Movado Group, Inc.                                          1,727,731
      97,800   Payless ShoeSource, Inc.(a)                                 5,079,487
     736,000   Pier 1 Imports, Inc.                                        7,544,000
     195,100   Regis Corp.                                                 2,889,919
     270,500   Ross Stores, Inc.                                           6,508,906
   1,344,900   Stein Mart, Inc.(a)                                        11,095,425
     299,000   The Wet Seal, Inc.(a)                                       4,709,250
                                                                      --------------
                                                                          44,844,537
-------------------------------------------------------------------------------------
Savings & Loan  1.7%
     374,100   Astoria Financial Corp.                                    10,615,087
-------------------------------------------------------------------------------------
Security/Investigation Services  0.8%
     494,600   Burns International Services Corp.(a)                       5,193,300
-------------------------------------------------------------------------------------
Specialty Chemicals  1.8%
     349,700   CK Witco Corp.                                              3,562,569
      63,500   Great Lakes Chemical Corp.                                  2,159,000
     430,600   Lilly Industries, Inc., Class A                             5,328,675
                                                                      --------------
                                                                          11,050,244
-------------------------------------------------------------------------------------
Technology  0.8%
     489,400   X-Rite, Inc.                                                4,955,175
-------------------------------------------------------------------------------------
Telecommunications Equipment  0.1%
      17,000   Harris Corp.                                                  587,563
-------------------------------------------------------------------------------------
Textiles  0.4%
     397,500   Dan River Inc., Class A(a)                                  2,558,906

    14                                     See Notes to Financial Statements

       Prudential Small Company Value Fund, Inc.
             Portfolio of Investments as of March 31, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Waste Management  1.1%
     612,700   Republic Services, Inc., Class A(a)                    $    6,701,406
      17,500   Waste Connections, Inc.(a)                                    212,188
                                                                      --------------
                                                                           6,913,594
                                                                      --------------
               Total common stocks (cost $573,506,235)                   587,907,412
                                                                      --------------
CONVERTIBLE BOND  0.4%
Principal
Amount
(000)
-----------------------------------------------------------------------------------
       2,679   Robbins & Myers, Inc.,
                Convertible to 36.7 shares per 1,000 par until
                9/1/03, 6.50%, 9/1/03 (Misc. Industrial)
                (cost $2,679,000)                                          2,625,420
                                                                      --------------
               Total long-term investments
                (cost $576,185,235)                                      590,532,832
                                                                      --------------
SHORT-TERM INVESTMENT  1.4%
Repurchase Agreement
     -------------------------------------------------------------------------------------
       8,449   Joint Repurchase Agreement Account,
                6.15%, 4/3/00
                (cost $8,449,000; Note 5)                                  8,449,000
                                                                      --------------
               Total Investments  97.3%
                (cost $584,634,235; Note 4)                              598,981,832
               Other assets in excess of liabilities  2.7%                16,885,070
                                                                      --------------
               Net Assets  100%                                       $  615,866,902
                                                                      --------------
                                                                      --------------

------------------------------
ADR--American Depository Receipt.
(a) Non-income producing security.
    See Notes to Financial Statements                                     15

       Prudential Small Company Value Fund, Inc.
             Statement of Assets and Liabilities

                                                                  March 31, 2000
--------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $584,634,235)                         $  598,981,832
Cash                                                                      41,966
Receivable for investments sold                                       13,477,877
Receivable for Fund shares sold                                        7,343,289
Dividends and interest receivable                                        312,652
Prepaid expenses                                                          13,908
                                                                  --------------
      Total assets                                                   620,171,524
                                                                  --------------
LIABILITIES
Payable for Fund shares reacquired                                     2,442,869
Payable for investments purchased                                        645,437
Management fee payable                                                   345,334
Distribution fee payable                                                 260,014
Accrued expenses                                                         610,968
                                                                  --------------
      Total liabilities                                                4,304,622
                                                                  --------------
NET ASSETS                                                        $  615,866,902
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Common stock, at par                                           $      484,354
   Paid-in capital in excess of par                                  671,059,246
                                                                  --------------
                                                                     671,543,600
   Net investment loss                                                  (539,335)
   Accumulated net realized loss on investments                      (69,484,960)
   Net unrealized appreciation on investments                         14,347,597
                                                                  --------------
Net assets, March 31, 2000                                        $  615,866,902
                                                                  --------------
                                                                  --------------

    16                                     See Notes to Financial Statements

       Prudential Small Company Value Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  March 31, 2000
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($271,047,212 / 20,402,430 shares of common stock
      issued and outstanding)                                             $13.29
   Maximum sales charge (5% of offering price)                               .70
                                                                  --------------
   Maximum offering price to public                                       $13.99
                                                                  --------------
                                                                  --------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($231,578,227 / 19,447,451 shares of common stock
      issued and outstanding)                                             $11.91
                                                                  --------------
                                                                  --------------
Class C:
   Net asset value and redemption price per share
      ($18,363,271 / 1,542,095 shares of common stock issued
      and outstanding)                                                    $11.91
   Sales charge (1% of offering price)                                       .12
                                                                  --------------
   Offering price to public                                               $12.03
                                                                  --------------
                                                                  --------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($94,878,192 / 7,043,389 shares of common stock issued
      and outstanding)                                                    $13.47
                                                                  --------------
                                                                  --------------

    See Notes to Financial Statements                                     17

       Prudential Small Company Value Fund, Inc.
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                       Ended
                                                                  March 31, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $11,096)         $   4,159,658
   Interest                                                            1,055,821
                                                                 -----------------
      Total income                                                     5,215,479
                                                                 -----------------
Expenses
   Management fee                                                      2,362,612
   Distribution fee--Class A                                             349,804
   Distribution fee--Class B                                           1,393,572
   Distribution fee--Class C                                             105,732
   Transfer agent's fees and expenses                                  1,229,000
   Reports to shareholders                                               137,000
   Custodian's fees and expenses                                          65,000
   Registration fees                                                      50,000
   Legal fees and expenses                                                24,000
   Audit fees and expenses                                                13,000
   Directors' fees and expenses                                           10,000
   Miscellaneous                                                          15,094
                                                                 -----------------
      Total expenses                                                   5,754,814
                                                                 -----------------
Net investment loss                                                     (539,335)
                                                                 -----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions                         (59,384,896)
Net change in unrealized appreciation on investments                  87,456,710
                                                                 -----------------
Net gain on investments                                               28,071,814
                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  27,532,479
                                                                 -----------------
                                                                 -----------------

    18                                     See Notes to Financial Statements

       Prudential Small Company Value Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                 Six Months
                                                   Ended             Year Ended
                                               March 31, 2000    September 31, 1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                         $    (539,335 )     $   (3,984,439)
   Net realized gain (loss) on
      investment transactions                    (59,384,896 )          6,018,074
   Net change in unrealized appreciation on
      investments                                 87,456,710           13,126,457
                                               --------------    ------------------
   Net increase in net assets resulting from
      operations                                  27,532,479           15,160,092
                                               --------------    ------------------
Distributions from net realized gains on
   investment transactions (Note 1)
      Class A                                             --          (41,109,661)
      Class B                                             --          (62,450,536)
      Class C                                             --           (3,389,932)
      Class Z                                             --          (14,727,094)
                                               --------------    ------------------
                                                          --         (121,677,223)
                                               --------------    ------------------
Fund share transactions (Note 6) (net of
   share conversions)
   Net proceeds from shares sold                 254,796,526          556,701,257
   Net asset value of shares issued to
      shareholders in reinvestment of
      distributions                                       --          117,928,503
   Cost of shares reacquired                    (451,817,093 )       (814,921,695)
                                               --------------    ------------------
   Net decrease in net assets from Fund
      share transactions                        (197,020,567 )       (140,291,935)
                                               --------------    ------------------
      Total decrease                            (169,488,088 )       (246,809,066)
NET ASSETS
Beginning of period                              785,354,990        1,032,164,056
                                               --------------    ------------------
End of period                                  $ 615,866,902       $  785,354,990
                                               --------------    ------------------
                                               --------------    ------------------

    See Notes to Financial Statements                                     19

       Prudential Small Company Value Fund, Inc.
             Notes to Financial Statements (Unaudited)
      Prudential Small Company Value Fund, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is capital growth. The Fund invests in common stocks of small, less well-known companies that the investment adviser believes are undervalued. Investment income is of incidental importance, and the Fund may invest in securities which do not produce any income.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
      Securities Valuations:    Investments traded on a national securities
exchange are valued at the last reported sales price on the primary exchange on which they are traded or, if there was no sale, at the mean between the last bid and asked prices or at the bid price in the absence of an asked price. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) are valued by an independent pricing agent or principal market maker and listed securities for which the primary market is believed to be over-the-counter are valued at the mean between the last reported bid and asked prices. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Short-term securities which mature in more than 60 days are valued based upon current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
      In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      All securities are valued as of 4:15 p.m., New York time.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend
    20

       Prudential Small Company Value Fund, Inc.
             Notes to Financial Statements (Unaudited)
date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.
      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.
      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income, if any, semi-annually and make distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.
      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. Pursuant to a subadvisory agreement between PIFM and The Prudential Investment Corporation ('PIC'), PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .70 of 1% of the Fund's average daily net assets.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution
    See Notes to Financial Statements                                     21

       Prudential Small Company Value Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.
fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensated PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the six months ended March 31, 2000.
      PIMS has advised the Fund that it received approximately $47,400 and $7,500 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended March 31, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
      PIMS has advised the Fund that for the six months ended March 31, 2000, it received approximately $589,100 and $10,600 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
      PIC, PIFM and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the six months ended March 31, 2000.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended March 31, 2000, the Fund incurred fees of approximately $860,800 for the services of PMFS. As of March 31, 2000, approximately $137,700 of such fees were due to PMFS. Transfer
    22

       Prudential Small Company Value Fund, Inc.
             Notes to Financial Statements (Unaudited)
agent fees and expenses in Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
      For the six months ended March 31, 2000, PSI earned approximately $12,515 in brokerage commissions from portfolio transactions executed on behalf of the Fund.
Note 4. Portfolio Securities
Purchases and sales of investment securities of the Fund, other than short-term investments, for the six months ended March 31, 2000 were $152,093,154 and $316,882,704, respectively.
      The cost basis of investments for federal income tax purposes as of March 31, 2000 was $585,127,974 and, accordingly, net unrealized depreciation of investments for federal income tax purposes was $13,853,858 (gross unrealized appreciation--$87,654,056; gross unrealized depreciation--$73,800,198).
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government or federal agency obligations. As of March 31, 2000, the Fund had a 1.3% undivided interest in the joint account. The undivided interest of the Fund represented $8,449,000 in principal amount. As of such date, each repurchase agreement in the joint account and value of the collateral therefor was as follows:
      Bear, Stearns & Co. Inc., 6.10%, in the principal amount of $120,000,000, repurchase price $120,061,000, due 04/3/00. The value of the collateral including accrued interest was $123,642,827.
      Credit Suisse First Boston Corp., 6.10%, in the principal amount of $130,000,000, repurchase price $130,066,083, due 04/3/00. The value of the collateral including accrued interest was $134,450,258.
      Greenwich Capital Markets, Inc., 6.15%, in the principal amount of $100,000,000, repurchase price $100,051,250, due 04/3/00. The value of the collateral including accrued interest was $102,005,200.
      Goldman, Sachs & Co., 6.09%, in the principal amount of $100,000,000, repurchase price $100,050,750, due 04/3/00. The value of the collateral including accrued interest was $102,000,425.
      Merrill Lynch, Pierce, Fenner & Smith, Inc., 6.25%, in the principal amount of $207,289,000, repurchase price $207,396,963, due 04/3/00. The value of the collateral including accrued interest was $211,435,308.
    See Notes to Financial Statements                                     23

       Prudential Small Company Value Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
      There are 1 billion shares of common stock authorized at $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock. Class A, Class B, Class C and Class Z shares each consist of 250 million authorized shares.
      Transactions in shares of common stock for the six months ended March 31, 2000 and the year ended September 30, 1999 were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended March 31, 2000:
Shares sold                                                  13,872,152    $ 170,494,861
Shares reacquired                                           (20,254,048)    (247,972,362)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion         (6,381,896)     (77,477,501)
Shares issued upon conversion from Class B                    1,290,649       15,474,298
                                                            -----------    -------------
Net decrease in shares outstanding                           (5,091,247)   $ (62,003,203)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended September 30, 1999:
Shares sold                                                  21,652,787    $ 283,748,336
Shares issued in reinvestment of distributions                2,977,458       39,600,186
Shares reacquired                                           (28,149,832)    (366,651,014)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion         (3,519,587)     (43,302,492)
Shares issued upon conversion from Class B                    2,514,601       32,509,648
                                                            -----------    -------------
Net decrease in shares outstanding                           (1,004,986)   $ (10,792,844)
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Six months ended March 31, 2000:
Shares sold                                                   4,335,693    $  47,995,485
Shares reacquired                                           (13,138,204)    (144,448,898)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion         (8,802,511)     (96,453,413)
Shares reacquired upon conversion into Class A               (1,438,201)     (15,474,298)
                                                            -----------    -------------
Net decrease in shares outstanding                          (10,240,712)   $(111,927,711)
                                                            -----------    -------------
                                                            -----------    -------------

    24

       Prudential Small Company Value Fund, Inc.
             Notes to Financial Statements (Unaudited)

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended September 30, 1999:
Shares sold                                                  12,427,779    $ 148,785,336
Shares issued in reinvestment of distributions                5,000,512       60,256,172
Shares reacquired                                           (25,651,226)    (300,425,348)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion         (8,222,935)     (91,383,840)
Shares reacquired upon conversion into Class A               (2,785,771)     (32,509,648)
                                                            -----------    -------------
Net decrease in shares outstanding                          (11,008,706)   $(123,893,488)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Six months ended March 31, 2000:
Shares sold                                                     895,027    $   9,814,904
Shares reacquired                                            (1,586,728)     (17,434,838)
                                                            -----------    -------------
Net decrease in shares outstanding                             (691,701)   $  (7,619,934)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended September 30, 1999:
Shares sold                                                   1,537,225    $  18,451,563
Shares issued in reinvestment of distributions                  278,300        3,353,512
Shares reacquired                                            (1,703,303)     (19,969,646)
                                                            -----------    -------------
Net increase in shares outstanding                              112,222    $   1,835,429
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Six months ended March 31, 2000:
Shares sold                                                   2,126,138    $  26,491,276
Shares reacquired                                            (3,377,207)     (41,960,995)
                                                            -----------    -------------
Net decrease in shares outstanding                           (1,251,069)   $ (15,469,719)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended September 30, 1999:
Shares sold                                                   7,908,673    $ 105,716,022
Shares issued in reinvestment of distributions                1,095,136       14,718,633
Shares reacquired                                            (9,747,471)    (127,875,687)
                                                            -----------    -------------
Net decrease in shares outstanding                             (743,662)   $  (7,441,032)
                                                            -----------    -------------
                                                            -----------    -------------

    See Notes to Financial Statements                                     25

       Prudential Small Company Value Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                   March 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                  $  12.54
                                                                  ----------------
Income from investment operations
Net investment income (loss)                                              0.01
Net realized and unrealized gain (loss) on investment
   transactions                                                           0.74
                                                                  ----------------
   Total from investment operations                                       0.75
                                                                  ----------------
Less distributions
Distributions from net realized gains                                       --
                                                                  ----------------
Net asset value, end of period                                        $  13.29
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b):                                                          5.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $271,047
Average net assets (000)                                              $279,843
Ratios to average net assets:
   Expenses, including distribution fees                                  1.41%(c)
   Expenses, excluding distribution fees                                  1.16%(c)
   Net investment income (loss)                                           0.14%(c)
Portfolio turnover rate                                                     24%

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Annualized.
    26                                     See Notes to Financial Statements

       Prudential Small Company Value Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended September 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  13.79             $  18.95             $  15.30             $  14.18             $  12.40
----------------     ----------------     ----------------     ----------------     ----------------
        (.01)                  --                  .02                  .04                  .05
         .29                (3.31)                6.06                 1.75                 2.57
----------------     ----------------     ----------------     ----------------     ----------------
         .28                (3.31)                6.08                 1.79                 2.62
----------------     ----------------     ----------------     ----------------     ----------------
       (1.53)               (1.85)               (2.43)                (.67)                (.84)
----------------     ----------------     ----------------     ----------------     ----------------
    $  12.54             $  13.79             $  18.95             $  15.30             $  14.18
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        1.48%              (18.90)%              45.92%               13.38%               23.29%
    $319,779             $365,431             $412,980             $237,306             $242,231
    $360,707             $443,189             $287,894             $223,091             $174,449
        1.27%                1.17%                1.21%                1.24%                1.33%
        1.02%                 .92%                 .96%                 .99%                1.08%
        (.09)%                 --                  .15%                 .33%                 .30%
          39%                  36%                  58%                  53%                  64%

    See Notes to Financial Statements                                     27

       Prudential Small Company Value Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                   March 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                  $  11.28
                                                                  ----------------
Income from investment operations
Net investment loss                                                      (0.03)
Net realized and unrealized gain (loss) on investment
transactions                                                              0.66
                                                                  ----------------
   Total from investment operations                                       0.63
                                                                  ----------------
Less distributions
Distributions from net realized gains                                       --
                                                                  ----------------
Net asset value, end of period                                        $  11.91
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b):                                                          5.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $231,578
Average net assets (000)                                              $278,715
Ratios to average net assets:
   Expenses, including distribution fees                                  2.16%(c)
   Expenses, excluding distribution fees                                  1.16%(c)
   Net investment loss                                                   (0.61)%(c)
Portfolio turnover rate                                                     24%

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Annualized.
    28                                     See Notes to Financial Statements

       Prudential Small Company Value Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                         Year Ended September 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  12.63             $  17.64             $  14.49             $  13.56             $  11.99
----------------     ----------------     ----------------     ----------------     ----------------
        (.10)                (.12)                (.09)                (.06)                (.06)
         .28                (3.04)                5.67                 1.66                 2.47
----------------     ----------------     ----------------     ----------------     ----------------
         .18                (3.16)                5.58                 1.60                 2.41
----------------     ----------------     ----------------     ----------------     ----------------
       (1.53)               (1.85)               (2.43)                (.67)                (.84)
----------------     ----------------     ----------------     ----------------     ----------------
    $  11.28             $  12.63             $  17.64             $  14.49             $  13.56
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        0.74%              (19.52)%              44.91%               12.56%               22.37%
    $335,013             $514,159             $645,579             $378,861             $361,873
    $444,747             $678,462             $443,761             $355,636             $349,929
        2.02%                1.92%                1.96%                1.99%                2.08%
        1.02%                 .92%                 .96%                 .99%                1.08%
        (.82)%               (.75)%               (.60)%               (.42)%               (.51)%
          39%                  36%                  58%                  53%                  64%

    See Notes to Financial Statements                                     29

       Prudential Small Company Value Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                   March 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                  $  11.28
                                                                      --------
Income from investment operations
Net investment loss                                                      (0.03)
Net realized and unrealized gain (loss) on investment
transactions                                                              0.66
                                                                      --------
   Total from investment operations                                       0.63
                                                                      --------
Less distributions
Distributions from net realized gains                                       --
                                                                      --------
Net asset value, end of period                                        $  11.91
                                                                      --------
                                                                      --------
TOTAL RETURN(b):                                                          5.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 18,364
Average net assets (000)                                              $ 21,146
Ratios to average net assets:
   Expenses, including distribution fees                                  2.16%(c)
   Expenses, excluding distribution fees                                  1.16%(c)
   Net investment loss                                                   (0.62)%(c)
Portfolio turnover rate                                                     24%

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Annualized.
    30                                     See Notes to Financial Statements

       Prudential Small Company Value Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                         Year Ended September 30,
----------------------------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996                 1995
----------------------------------------------------------------------------------------------------------
    $  12.63             $  17.64             $  14.49              $13.56               $11.99
    --------             --------             --------             -------              -------
        (.10)                (.12)                (.09)               (.06)                (.06)
         .28                (3.04)                5.67                1.66                 2.47
    --------             --------             --------             -------              -------
         .18                (3.16)                5.58                1.60                 2.41
    --------             --------             --------             -------              -------
       (1.53)               (1.85)               (2.43)               (.67)                (.84)
    --------             --------             --------             -------              -------
    $  11.28             $  12.63             $  17.64              $14.49               $13.56
    --------             --------             --------             -------              -------
    --------             --------             --------             -------              -------
        0.74%              (19.52)%              44.91%              12.56%               22.37%
    $ 25,207             $ 26,804             $ 22,049              $4,323               $1,545
    $ 27,813             $ 29,259             $  8,762              $2,786               $  784
        2.02%                1.92%                1.96%               1.99%                2.08%
        1.02%                 .92%                 .96%                .99%                1.08%
        (.83)%               (.75)%               (.60)%              (.42)%               (.46)%
          39%                  36%                  58%                 53%                  64%

    See Notes to Financial Statements                                     31

       Prudential Small Company Value Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                     Six Months
                                                                       Ended
                                                                   March 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(a):
Net asset value, beginning of period                                  $  12.70
                                                                      --------
Income from investment operations
Net investment income                                                     0.02
Net realized and unrealized gain (loss) on investment
transactions                                                              0.75
                                                                      --------
   Total from investment operations                                       0.77
                                                                      --------
Less distributions
Distributions from net realized gains                                       --
                                                                      --------
Net asset value, end of period                                        $  13.47
                                                                      --------
                                                                      --------
TOTAL RETURN(b):                                                          6.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 94,878
Average net assets (000)                                              $ 95,328
Ratios to average net assets:
   Expenses, including distribution fees                                  1.16%(c)
   Expenses, excluding distribution fees                                  1.16%(c)
   Net investment income                                                  0.38%(c)
Portfolio turnover rate                                                     24%

------------------------------
(a) Calculated based upon weighted average shares outstanding during the period.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
    32                                     See Notes to Financial Statements

       Prudential Small Company Value Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
                                                                  March 1, 1996(d)
                 Year Ended September 30,                      through September 30,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                    1996
-------------------------------------------------------------------------------------
    $  13.92             $  19.04             $  15.32                $  13.69
----------------     ----------------     ----------------            --------
         .02                  .04                  .06                     .05
         .29                (3.31)                6.09                    1.58
----------------     ----------------     ----------------            --------
         .31                (3.27)                6.15                    1.63
----------------     ----------------     ----------------            --------
       (1.53)               (1.85)               (2.43)                     --
----------------     ----------------     ----------------            --------
    $  12.70             $  13.92             $  19.04                $  15.32
----------------     ----------------     ----------------            --------
----------------     ----------------     ----------------            --------
        1.70%              (18.58)%              46.38%                  11.91%
    $105,355             $125,770             $151,215                $ 68,516
    $131,013             $154,623             $ 97,310                $ 66,228
        1.02%                 .92%                 .96%                    .99%(c)
        1.02%                 .92%                 .96%                    .99%(c)
         .16%                 .25%                 .40%                    .58%(c)
          39%                  36%                  58%                     53%

    See Notes to Financial Statements                                     33

Prudential Small Company Value Fund, Inc.

Prudential Mutual Fund Family

Prudential offers a broad range
of mutual funds designed to meet your individual needs. For information about these funds, contact your financial adviser or call us at (800) 225-
1852. Read the prospectus carefully before you invest or send money.

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Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
   Prudential Financial Services Fund
   Prudential Health Sciences Fund
   Prudential Technology Fund
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Prudential Small-Cap Quantum Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Stock Index Fund
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Nicholas-Applegate Fund, Inc.
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Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
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   International Equity Fund

Global Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

www.prudential.com               (800) 225-1852

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Prudential Government Income Fund, Inc.
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Prudential National Municipals Fund, Inc.
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Prudential Tax-Free Money Fund, Inc.
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Command Funds
Command Money Fund
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Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
   Institutional Money Market Series

Prudential Small Company Value Fund, Inc.Getting the Most From Your Prudential Mutual Fund
When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential
Securities Financial Advisor or Pruco Securities registered representative. Your advisor or representative can provide you with the following services:
There's No Reward Without Risk; but Is This Risk
Worth It?
Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!
Keeping Up With the Joneses
A financial advisor or registered representative can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.
Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com            (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Marguerite E. H. Morrison, Secretary
William V. Healey, Assistant Secretary
Stephen M. Ungerman, Assistant Treasurer

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
194 Wood Avenue South
Iselin, NJ 08830

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols      NASDAQ    CUSIP
   Class A        PGOAX   743968109
   Class B        CHNDX   743968208
   Class C        PSCCX   743968307
   Class Z        PSCZX   743968406

The views expressed
in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March
31, 2000, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


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